Income taxes	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Income taxes
20.	Income taxes

The actual income tax provision differs from the expected amount calculated by applying the Canadian combined federal and provincial corporate tax rates to income before tax. These differences result from the following:

	December 31,	December 31,
	2022	2021
	$	$
Loss before income tax	(16,515,389)	(8,563,473)
Statutory income tax rate	27%	27%
Expected income tax expense (recovery)	(4,459,155)	(2,312,138)
Increase (decrease) resulting from:
Change in unrecognized temporary differences	2,949,101	1,800,688
Permanent differences	1,159,884	433,595
Effect of tax rates in foreign jurisdictions	146,727	77,855
Share issue costs	201,740	-
Prior period adjustments	1,703	-
Income tax expense (recovery)	-	-

Recognized deferred tax assets and liabilities

Deferred tax assets are attributable to the following:

Income tax expense (recovery)

	December 31,	December 31,
	2022	2021
	$	$
Deferred tax expense (recovery)
Organization and reversal of temporary differences	(2,949,101)	(1,800,688)
Change in unrecognized temporary differences	2,949,101	1,800,688
Income tax expense (recovery)	-	-

	2022	2021
	$	$
Loss carryforwards	488,823	52,244
Deferred tax assets	488,823	52,244
Set-off of tax	(488,823)	(52,244)
Net deferred tax assets	-	-

Deferred tax liabilities are attributable to the following:

	December 31,	December 31,
	2022	2021
	$	$
Intangible assets	(39,481)	-
Right-of-use assets	(42,472)	(52,244)
Fixed assets	(276,699)
Right-of-use assets	(130,171)	-
Marketable securities	(488,823)	(52,244)
Set-off of tax	488,823	52,244
Net deferred tax liability	-	-

Unrecognized deferred tax assets

	December 31,	December 31,
	2022	2021
	$	$
Deductible temporary differences	3,920,076	2,576,276
Tax losses	26,069,552	12,754,678
	29,989,628	15,330,954

Deferred tax assets have not been recognized in respect of the above items, because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.

The Company has Canadian non-capital loss carryforwards of $28,628,469 (December 31, 2021 - $22,107,188), that will start expiring in 2028 and US federal net operating loss carryforwards of $21,099,321 (December 31, 2021 - $11,232,201), of which $15,223,100 can be carried forward indefinitely and $5,876,221 that will start expiring in 2027.